RESTRUCTURING AND OTHER RELATED COSTS (Details) $ in Millions	12 Months Ended
Oct. 31, 2023 USD ($) numberOfCustomers
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 0
Restructuring Charges	46
Non-cash settlement	(8)
Payments for Restructuring	(1)
Restructuring Reserve, Ending Balance	$ 36
Restructuring and Related Cost, Positions Eliminated [Abstract]
Restructuring and Related Cost, Number of Positions Eliminated | numberOfCustomers	400
Cost of Product and Services
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 11
Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	6
Selling, General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	29
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	0
Restructuring Charges	33
Non-cash settlement	(1)
Payments for Restructuring	(1)
Restructuring Reserve, Ending Balance	31
Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	0
Restructuring Charges	13
Non-cash settlement	(8)
Payments for Restructuring	0
Restructuring Reserve, Ending Balance	$ 5